Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income attributable to Arcos Dorados Holdings Inc	$ 53,854	$ 114,332	$ 115,529
Non-cash charges and credits:
Depreciation and amortization	114,860	92,328	68,971
Loss from derivative instruments	4,141	891	9,237
Amortization of deferred financing costs	1,341	1,314	3,316
Amortization and accrual of letter of credit fees	3,022	3,028	2,847
Net income attributable to non-controlling interests	18	256	271
Deferred income taxes	9,113	14,228	(2,882)
Foreign currency exchange results	23,350	13,788	16,209
Accrued net share-based compensation expense	7,027	1,265	29,712
Loss from puchase, exchange and call of 2019 Notes	23,467
Others, net	641	4,860	10,289
Changes in assets and liabilities:
Accounts payable	96,957	22,575	60,234
Accounts and notes receivable and other receivables	(43,835)	(48,168)	(14,609)
Inventories, prepaid and other assets	(102,362)	14,628	(42,415)
Income taxes payable	10,773	(23,042)	17,455
Other taxes payable	13,727	8,414	6,627
Interest payable	1,492	6,134	8,961
Accrued payroll and other liabilities and provision for contingencies	(9,883)	(9,956)	(34,479)
Others	9,311	13,238	6,351
Net cash provided by operating activities	217,014	230,113	261,624
Investing activities
Property and equipment expenditures	(313,462)	(294,478)	(319,859)
Purchases of restaurant businesses	(324)	(6,004)	(5,993)
Proceeds from sale of property and equipment	7,751	6,643	9,778
Proceeds from sales of restaurant businesses	6,452		903
Loans to related parties	(2,000)	(7,000)
Other investing activity	(9,072)	(5,582)	(4,961)
Net cash used in investing activities	(310,655)	(306,421)	(320,132)
Financing activities
Issuance of class A shares in connection with the initial public offering			152,281
Dividend payments to Arcos Dorados Holdings Inc.' shareholders	(37,527)	(50,036)	(56,627)
Net payment of derivative instruments	(9,975)	(4,322)	(118,932)
Collateral deposits			15,000
Cash and cash equivalents of split-off Axis Business			(35,425)
Issuance of other long-term debt	8,483	3,073
Net short-term borrowings	8,743	(157)	(10,871)
Other financing activities	(8,825)	(7,570)	(12,850)
Net cash provided by financing activities	102,302	90,646	35,673
Effect of exchange rate changes on cash and cash equivalents	(17,864)	(5,788)	(8,963)
(Decrease) increase in cash and cash equivalents	(9,203)	8,550	(31,798)
Cash and cash equivalents at the beginning of the year	184,851	176,301	208,099
Cash and cash equivalents at the end of the year	175,648	184,851	176,301
Supplemental cash flow information:
Interest	61,771	55,347	46,022
Income tax	25,422	30,700	50,952
Non-cash transactions:
Issuance of 2023 Notes as consideration for the exchange of 2019 Notes	98,767
Dividend declared pending of payment	12,509
Seller financing related to purchases of restaurant businesses	3,711
Split-off Axis Business - non-cash portion			9,833
Year 2023 [Member]
Financing activities
Issuance of Notes	378,409
Partial Redemption Of 2019 Notes [Member]
Financing activities
Redemption of Notes	(237,006)		(152,005)
Year 2016 [Member]
Financing activities
Issuance of Notes		$ 149,658	$ 255,102